INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS
INVESTMENTS

NOTE 19 - INVESTMENTS

	12/31/2021	12/31/2020
Jointly Controlled Companies
Norte Energia S.A – NESSA	6,384,303	6,600,626
Energia Sustentável do Brasil S.A - ESBR	3,295,627	3,250,575
Belo Monte Transmissora de Energia SPE S.A. – BMTE	1,895,036	1,702,719
Interligação Elétrica do Madeira S.A. – IE Madeira	1,409,983	1,375,039
Teles Pires Participações S.A. - TPP	789,994	746,820
Mata de Santa Genebra Transmissão S.A.	634,284	534,167
Chapecoense Geração S.A.	454,259	373,740
Empresa de Energia São Manoel S.A.	428,168	434,379
Interligação Elétrica Garanhuns S.A. – IE Garanhuns	413,106	324,874
Companhia Energética Sinop S.A. – SINOP	349,256	555,783
Enerpeixe S.A.	266,309	265,711
Sistema de Transmissão Nordeste S.A. - STN	258,272	217,861
Paranaíba Transmissora de Energia S.A.	188,675	173,434
Triangulo Mineiro Transmissora de Energia S.A.	182,828	126,654
Goiás Transmissão S.A.	177,274	212,431
Retiro Baixo Energética S.A.	168,726	157,183
MGE Transmissão S.A.	168,273	137,148
Madeira Energia S.A. MESA	—	906,289
Transenergia Renovável S.A.	97,461	116,395
Vale do São Bartolomeu Transmissora de Energia S.A.	79,406	64,019
Luziania-Niquelandia Transmissora S.A.	38,320	31,179
Norte Brasil Transmissora de Energia S.A. – NBTE (c)	—	795,287
Transnorte Energia S.A.	—	25,498
Transmissora Sul Litorânea de Energia S.A. – TSLE	—	171,632
Other	777,449	877,630
	18,457,009	20,177,073
Associate Companie
Companhia de Transmissão de Energia Elétrica Paulista – CTEEP	4,451,016	4,314,282
Energética Águas da Pedra S.A. – EAPSA	291,327	244,444
Lajeado Energia S.A.	99,516	90,340
CEB Lajeado S.A.	74,160	67,956
Paulista Lajeado Energia S.A.	37,925	38,056
Other	2,358,219	2,064,092
	7,312,163	6,819,170
Total Investments	25,769,172	26,996,243

(a)Amazonas GT was merged into Eletronorte in July 2021;

(b)	CGT Eletrosul absorbed Fronteira Oeste Transmissora de Energia S.A. - FOTE in August 2021 and also acquired control of TSLE in November 2021; and
(c)	The joint sale of the shares of Norte Brasil Transmissora de Energia S.A. - NBTE by the subsidiary Eletronorte for Leovac Participações S.A. took place in September 2021.

Measured at fair value

		SHAREHOLDER
	PARTICIPATIONS	AMOUNT (a)	FAIR VALUE
	12/31/2021	12/31/2021	12/31/2021	12/31/2020
AES Tietê Energia S.A	7.56%	35,872	333,932	498,636
Companhia Energética do Ceará - COELCE	7.06%	63,019	254,664	291,655
Energisa Holding	2.31%	389,337	354,279	439,887
Companhia Energética do Sao Paolo - CESP	2.05%	122,284	224,090	238,437
Centrais Elétricas de Santa Catarina - CELESC	10.75%	266,636	281,924	226,650
Companhia Paranaense de Energia - COPEL	0.56%	60,413	92,459	107,154
Equatorial Energia Pará	0.99%	16,075	117,671	80,309
Neoenergia Pernambuco	1.56%	10,365	31,941	39,489
Energisa Mato Grosso – Distribuidora de Energia S.A.	0.18%	3,064	32,400	11,960
Rio Parapanema Energia	0.47%	3,924	14,615	19,322
Companhia Energética de Brasilia - CEB	2.10%	11,861	23,650	45,854
Other	Between 0.06% to 0.31%	42,433	116,984	93,926
		1,025,283	1,878,609	2,093,279

(a)	Equity value according to the participation of Eletrobras and its subsidiaries in the share capital of the companies.

19.1 - Provisions for investment losses

The Company estimates the recoverable value of its investments in the Affiliates based on the value to the shareholder, calculated from the discounted cash flow, or the market value, in cases in which there was a transaction under market conditions for any SPE.

The assumptions used consider the Company’s Management’s best estimate of future trends in the electricity sector and are based both on external sources of information and on historical data from the SPEs. The main premises are described below:

●	Growth compatible with historical data and growth prospects for the Brazilian economy;
●	Discount rate per year (after taxes*) specific to each SPE, respecting the capital structure and cost of debt of each one, using the WACC, using the same parameters, except for the capital structure and cost of debt, used to calculate the discount rates for corporate assets mentioned in more detail in note 22;
●	Revenues projected in accordance with the contracts, with no provision for extending the concession/authorization; and
●	Expenses considering the Business Plan of each investee and the historical values realized.

* The use of post-tax discount rates in determining the amounts in use would not result in materially different recoverable amounts if pre-tax rates were used.

The balance of provisions for investment losses is shown below:

	12/31/2021	12/31/2020
Energia Sustentável do Brasil S.A. – ESBR	309,617	432,250
Interligação Elétrica do Madeira S.A. – IE Madeira	310,411	210,091
Companhia Energética Sinop S.A. – SINOP	354,900	218,280
Empresa de Energia São Manoel S.A.	177,516	197,467
Mata de Santa Genebra Transmissão S.A.	73,868	124,623
Transnorte Energia S.A.	133,058	108,937
Belo Monte Transmissora de Energia SPE S.A. – BMTE	—	111,374
Norte Brasil Transmissora de Energia S.A. – NBTE (a)	—	78,000
Interligação Elétrica Garanhuns S.A. – IE Garanhuns	—	38,069
Madeira Energia S.A. – MESA	—	66,372
Fronteira Oeste Transmissora de Energia S.A. – FOTE (b)	—	23,881
Other	7,294	2,531
	1,366,664	1,611,875

(a)	In September 2021, the joint sale of the shares of NBTE by the subsidiary Eletronorte to Leovac Participações S.A. took place; and
(b)	FOTE was merged into CGT Eletrosul in August 2021.

19.1.1 - Norte Energia S.A. (NESA)

Technical Pronouncement IAS 36 – Impairment of Assets, determines that an asset must be recorded in an amount that does not exceed the amount to be recovered by the use or sale of that asset and defines the recoverable value as the highest value between the net fair value of the sale expenses of an asset or cash generating unit and its value in use.

Fair value, in accordance with IFRS 13 – Fair Value Measurement, is the price that would be received by the sale of an asset or that would be paid for the transfer of a liability in an unforced transaction between market participants on the measurement date. The value in use, according to IAS 36 itself, is the present value of expected future cash flows that must come from an asset or cash generating unit.

The value in use, as its name suggests, represents the value expected by the company (internal view) resulting from the performance of the asset throughout its useful life. The fair value corresponds to the measurement of the amount to be received in case of a sale of this asset (external view). The Company estimates the recoverable value of its fixed and intangible assets based on value in use. The value in use is evaluated based on the present value of the estimated future cash flow.

According to the normative forecast, the Company must evaluate at the end of each reporting period, if there is any indication that an asset may have undergone devaluation. If there is any indication, the Company must estimate the recoverable value of the asset.

The Company estimated the value in use of its participation of 49.98% in NESA, resulting in the recoverable value of R$ 8,124,808 (R$ 16,256,118 for 100% of NESA), a value higher than the recorded book value of R$ 6,384,303.

The Company conducted the NESA recoverability test considering specific assumptions such as energy trading information and capital cost. The assumptions used aim at the better estimate of the Administration regarding future trends in the electricity sector and are based on both external and internal sources of information and historical data of the cash generating units.

19.2 - Provision for short-term liabilities

Arbitration of Madeira Energia S.A. (MESA)

The subsidiary Furnas holds 43.06% of the share capital of MESA’s wholly owned subsidiary Santo Antonio Energia (SAESA).

On March 16, 2022, the decision was made available by the Market Arbitration Chamber handed down its decision in requests for clarification under Arbitration Procedure No. 115/2018, which ordered the return of capital contributions made by the shareholders of MESA. In this arbitration, the other shareholders, CEMIG and SAAG, requested the cancellation of MESA’s Extraordinary General Meeting of August 28, 2018, held in respect of the capitalization of MESA as a necessary step for the reprofiling of SAESA’s debts with BNDES and transfer banks, signed in December of that year.

Furnas, as part of that arbitration, is analyzing the necessary measures to be adopted to safeguard and protect its interests and its subsidiary’s interests, always with respect to contracts, guarantees, obligations and commitments entered into with the stakeholders of MESA and SAESA. This arbitrational decision does not have any accounting effects for Eletrobras.

Arbitration of Santo Antonio Energia S.A. (SAESA)

In addition, a second arbitration of SAESA was decided in favor of the construction consortium and the decision was published on February 07, 2022. Currently, the execution of the sentence is at the following stages:

a)On March 9, 2022, SAESA filed a request for clarification of certain points of the judgment, including in relation to certain pecuniary aspects. Only after consideration of this request and possible clarifications to be requested by the other parties involved will the judgment become final, able to produce effects and with the effective definition of the values to become potentiallydue by SAESA;

b)Part of the requests were deferred, as well as some of the requests of the Santo Antônio Construction Consortium (CCSA) and its consortium members via-a-vis SAESA, and the arbitral tribunal initially declared the ineffectiveness of the instrument entitled “Terms and Conditions”, which supported the recognition, by SAESA, of the Reimbursable Expenditures, as explained in its financial statements.

In addition to the origin in relation to the CCSA’s requests, with which SAESA strongly disagrees, already provisioned in its financial statements under the line items Collateral in guarantee in the amount of R$ 769,897 and Other Provisions in the amount of R$ 492,017, other claims with an additional amount estimated in R$ 226,000 to be paid were deferred;

c)According to the financing agreements entered into by SAESA and BNDES and financing agreements with BNDES resources, the amounts which SAESA may potentially be ordered to pay must be paid according to the procedures set out in the respective financing agreements.

SAESA reiterated that it continues to evaluate the impacts of the Arbitration Procedure, which is still ongoing and therefore remains confidential.

MESA Investment

Based on the above information and considering IAS 10 - Events after the Reporting Period in which it is mentioned that adverse or unfavorable events to the company (Furnas and Eletrobras) after the end of the accounting period, which refers to the financial statements up to the date of its approval for issuance, should be disclosed in an explanatory note of subsequent events and/or the financial statements should be adjusted to reflect the accounting impacts of these events, the Company made the necessary adjustments to reflect the preliminary results of the said arbitral award.

For the purposes of the adjustment, the Company considered the future disbursements estimated by SAESA regarding the arbitration procedure and its reflections from the perspective of an investment partner making the adjustment in MESA’s corporate investment, which exceeded its participation in the investee, thus being represented by the nullity of the investment.

In addition, the financing agreements entered into by SAESA, as well as the equity support agreements to which the shareholders are a part expressly provide that the partners would be obliged to provide capital to SAESA to pay the debt of the Arbitration Procedure. Therefore, Furnas recognized at provision for exposed liabilities in the amount of R$ 705,864 referring to the future value contribution in proportion to its participation in the SPE as a legal obligation, pursuant to IAS 28 - Investments in Associates and Joint Ventures.

19.3 - Change in investments

Below is the movement in the most relevant investments of the Company:

			Transfer to						Dividends and
			assets held	Other			Capital		Interest on
	Balance as of	Captial	for sale (d) /	Comprehensive	Capitalization	Acquisition	Increase /	Investees’	Shareholder’s	Equity	Provision	Balance as of
Associated companies and jointly-controlled ventures	12/31/2020	contribution	Write-off (e)	Results	of AFAC	of control	Reduction	adjustments	equity	Method	for Losses	12/31/2021
Norte Energia – NESA	6,600,626	—	—	—	—	—	—	—	—	(216,323)	—	6,384,303
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	4,314,282	11,843	—	(4,084)	—	—	9,082	—	(846,968)	966,861	—	4,451,016
Energia Sustentável do Brasil S.A - ESBR	3,250,575	—	—	—	—	—	—	—	—	(77,581)	122,633	3,295,627
Belo Monte Transmissora de Energia SPE S.A. - BMTE	1,702,719	—	—	—	—	—	—	(43,996)	(37,963)	162,902	111,374	1,895,036
Interligação Elétrica do Madeira S.A. - IE Madeira	1,375,039	—	—	—	—	—	—	279	(132,921)	267,906	(100,320)	1,409,983
Madeira Energia S.A. - MESA	906,289	—	—	—	—	—	—	—	—	(972,661)	66,372	—
Norte Brasil Transmissora de Energia S.A. - NBTE	795,287	—	(740,382)	—	—	—	—	29,441	—	23,746	(108,092)	—
Teles Pires Participações S.A. - TPP	746,820	38,679	—	—	—	—	—	—	—	4,495	—	789,994
Companhia Energética Sinop S.A. - SINOP	555,783	—	—	—	—	—	—	—	—	(69,907)	(136,620)	349,256
Empresa de Energia São Manoel S.A.	434,379	—	—	—	—	—	—	—	—	(26,162)	19,951	428,168
Mata de Santa Genebra Transmissão S.A.	534,167	—	—	—	—	—	—	—	(13,559)	62,921	50,755	634,284
Chapecoense Geração S.A.	373,740	—	—	—	—	—	—	—	(93,861)	174,380	—	454,259
Interligação Elétrica Garanhuns 5.A. - IE Garanhuns	324,874	—	—	—	—	—	—	—	(14,532)	64,695	38,069	413,106
Enerpeixe S.A	265,711	—	—	—	—	—	—	—	1,725	(1,127)	—	266,309
Energética Águas da Pedra S.A - EAPSA	244,444	—	—	—	—	—	—	—	(50,894)	97,777	—	291,327
Transmissora Sul Litorânea de Energia S.A - TSLE (b)	171,632	17,194	—	—	—	(200,605)	—	—	(13,041)	24,820	—	—
Sistema de Transmissão Nordeste - STN	217,861	—	—	—	—	—	—	36,322	(46,226)	50,315	—	258,272
Goiás Transmissão S.A	212,431	—	—	—	—	—	—	—	(79,724)	44,567	—	177,274
Paranaíba Transmissora de Energia S.A	173,434	—	—	—	—	—	—	—	(5,732)	20,973	—	188,675
Rouar S.A	128,315	—	—	10,990	—	—	(5,338)	—	(5,099)	5,396	—	134,264
Transnorte Energia S.A	25,498	—	—	—	9,800	—	—	—	—	(11,177)	(24,121)	—
MGE Transmissão S.A	137,148	—	—	—	—	—	—	—	(7,332)	38,457	—	168,273
Transenergia Renovável S.A	116,395	—	—	—	—	—	—	—	(33,401)	14,467	—	97,461
Retiro Baixo Energética S.A	157,183	—	—	—	1,225	—	—	—	(3,214)	13,532	—	168,726
Triângulo Mineiro Transmissora S.A	126,654	—	—	—	—	—	—	34,220	(3,920)	25,874	—	182,828
Vale do São Bartolomeu S.A	64,019	—	—	—	—	—	—	—	—	15,387	—	79,406
Lajeado Energia S.A	90,340	—	—	175	—	—	—	—	(126,889)	135,890	—	99,516
CEB Lajeado S.A	67,956	—	—	18	—	—	—	—	(25,769)	31,955	—	74,160
Paulista Lajeado S.A	38,056	—	—	—	—	—	—	—	(19,502)	19,371	—	37,925
Luziania-Niquelandia Transmissora S.A.	31,179	—	—	—	—	—	—	—	(5,348)	12,489	—	38,320
Fronteira Oeste Transmissora de Energia (c)	79,003	—	—	—	—	(105,018)	—	—	—	2,134	23,881	—
Others	2,734,404	35,593	(20,831)	196,657	—	—	—	(67,637)	(404,263)	525,216	2,265	3,001,404
Total Investments	26,996,243	103,309	(761,213)	203,756	11,025	(305,623)	3,744	(11,371)	(1,968,433)	1,431,588	66,147	25,769,172

	Balance as of			Other		Adjustments	Dividends and
	12/31/2019	Capital		Comprehensive	Capitalization	from previous	Interest on	Equity	Provision	Balance as of
Associated companies and jointly-controlled ventures	(Restated)	contribution	Write-off	Results	of AFAC	fiscal years	Shareholder’s equity	Method	for Losses	12/31/2020
Norte Energia – NESA	7,030,651	—	—	—	—	—	—	(430,025)	—	6,600,626
Companhia de Transmissão de Energia Elétrica Paulista S.A, - CTEEP	3,681,099	—	—	(92,138)	—	—	(412,819)	1,138,140	—	4,314,282
Energia Sustentável do Brasil S.A - ESBR	2,840,844	—	—	—	144,400	—	—	(123,695)	389,026	3,250,575
Belo Monte Transmissora de Energia SPE S.A. - BMTE	1,574,228	—	—	—	—	32,482	(17,124)	144,195	(31,062)	1,702,719
Interligação Elétrica do Madeira S.A. - IE Madeira	1,567,055	—	—	—	—	(279)	(5,717)	24,071	(210,091)	1,375,039
Madeira Energia S.A. - MESA	1,518,931	—	—	—	—	—	—	(622,438)	9,796	906,289
Norte Brasil Transmissora de Energia S.A. - NBTE	920,276	—	—	—	—	(29,443)	(87,579)	70,033	(78,000)	795,287
Teles Pires Participações S.A. - TPP	753,865	28,490	—	—	—	—	—	(35,535)	—	746,820
Companhia Energética Sinop S.A. - SINOP	503,010	—	—	—	—	—	—	69,953	(17,180)	555,783
Empresa de Energia São Manoel S.A.	528,412	—	—	—	—	—	—	(25,260)	(68,773)	434,379
Mata de Santa Genebra Transmissão S.A.	570,803	39,322	—	—	—	—	—	48,665	(124,623)	534,167
Chapecoense Geração S.A.	409,864	—	—	—	—	—	(148,310)	112,186	—	373,740
Interligação Elétrica Garanhuns 5.A. - IE Garanhuns	318,267	—	—	—	—	—	(26,977)	36,913	(3,329)	324,874
Enerpeixe S.A	254,272	—	—	—	—	—	(35,175)	46,614	—	265,711
Energética Águas da Pedra S.A - EAPSA	233,604	—	—	—	—	—	(48,248)	59,088	—	244,444
Transmissora Sul Litorânea de Energia S.A - TSLE	150,375	—	—	—	—	—	—	21,258	—	171,632
Sistema de Transmissão Nordeste - STN	177,158	—	—	—	—	—	(28,934)	69,637	—	217,861
Goiás Transmissão S.A	204,859	—	—	—	—	—	(2,358)	9,930	—	212,431
Paranaíba Transmissora de Energia S.A	153,725	—	—	—	—	—	(6,139)	25,848	—	173,434
Rouar S.A	109,643	—	—	31,760	—	—	(18,622)	5,534	—	128,315
Transnorte Energia S.A	39,973	—	—	—	—	—	—	(343)	(14,132)	25,498
MGE Transmissão S.A	139,176	—	—	—	—	—	—	(2,028)	—	137,148
Transenergia Renovável S.A	116,471	—	—	—	—	(1)	(9,992)	9,917	—	116,395
Retiro Baixo Energética S.A	144,796	—	—	—	—	—	(3,858)	16,245	—	157,183
Triângulo Mineiro Transmissora S.A	112,865	—	—	—	—	—	(1,470)	15,259	—	126,654
Vale do São Bartolomeu S.A	60,305	357	—	—	—	—	—	3,357	—	64,019
Lajeado Energia S.A	67,230	—	—	13	—	—	(73,496)	96,593	—	90,340
CEB Lajeado S.A	63,047	—	—	4	—	—	(19,139)	24,044	—	67,956
Paulista Lajeado S.A	29,967	—	—	—	—	—	—	8,089	—	38,056
Others	2,681,493	—	(2,941)	(116,331)	63,315	133,951	(416,536)	519,252	(17,617)	2,844,586
Total Investments	26,956,264	68,169	(2,941)	(176,692)	207,715	136,710	(1,362,493)	1,335,498	(165,985)	26,996,243

(a)	The joint sale of NBTE’s shares by the subsidiary Eletronorte to Leovac Participações S.A. took place in September 2021.
(b)	The control of TSLE was transferred to CGT Eletrosul in December 2021.
(c)	FOTE has been incorporated by CGT Eletrosul in August 2021.
(d)	The balance of R$740,382 refers to assets held for sale; for more information see note 46.
(e)	The balance of R$ 20,831 refers to the write-off in the year of Manaus Construtora investment due to its liquidation.

						Dividends
					Adjustments	and Interest
	Balance as of	Capital	Other		from	on			Balance as of
	12/31/2018	contribution/	Comprehensive	Capitalization	previous	Shareholder’s	Equity	Provision for	12/31/2019
Associated companies and jointly-controlled ventures	(Restated)	reduction	Results	of AFAC	fiscal years	equity	Method	Losses	(Restated)
Norte Energia – NESA	6,595,928	—	—	—	—	—	167,128	267,595	7,030,651
Companhia de Transmissão de Energia Elétrica Paulista S.A, - CTEEP	4,024,671	—	(15,133)	—	(363,685)	(358,579)	393,825	—	3,681,099
Energia Sustentável do Brasil S.A - ESBR	2,976,447	—	—	337,200	—	—	(38,299)	(434,504)	2,840,844
Madeira Energia S.A. - MESA	1,852,241	—	—	—	—	—	(409,816)	76,506	1,518,931
Belo Monte Transmissora de Energia SPE S.A. - BMTE	1,303,752	—	—	—	(14,936)	(2,613)	89,611	198,414	1,574,228
Interligação Elétrica do Madeira S.A. - IE Madeira	1,491,339	—	—	—	—	—	75,716	—	1,567,055
Norte Brasil Transmissora de Energia S.A. - NBTE	1,082,843	—	—	—	(208,593)	(22,211)	68,237	—	920,276
Teles Pires Participações S.A. - TPP	714,508	55,962	—	—	—	—	(29,937)	13,332	753,865
Companhia Energética Sinop S.A. - SINOP	462,114	264,568	—	—	—	—	(39,738)	(183,934)	503,010
Empresa de Energia São Manoel S.A.	351,065	19,333	—	—	—	—	(6,962)	164,976	528,412
Mata de Santa Genebra Transmissão S.A.	361,684	130,289	—	—	—	—	(41,815)	120,645	570,803
Chapecoense Geração S.A.	395,841	—	—	—	—	(108,460)	122,483	—	409,864
Interligação Elétrica Garanhuns 5.A. - IE Garanhuns	251,729	—	—	—	—	(5,897)	36,484	35,951	318,267
Enerpeixe S.A	260,599	—	—	—	—	(54,430)	48,103	—	254,272
Energética Águas da Pedra S.A - EAPSA	218,301	—	—	—	—	(41,939)	57,242	—	233,604
Transmissora Sul Litorânea de Energia S.A - TSLE	156,340	—	—	—	—	195	(6,160)	—	150,375
Sistema de Transmissão Nordeste - STN	165,749	—	—	—	—	(16,044)	27,453	—	177,158
Goiás Transmissão S.A	188,574	—	—	—	—	(5,072)	21,357	—	204,859
Paranaíba Transmissora de Energia S.A	140,919	—	—	—	—	(2,986)	15,792	—	153,725
Rouar S.A	124,448	—	5,029	—	—	(21,060)	1,226	—	109,643
Transnorte Energia S.A	21,149	—	—	—	(73)	—	(4,963)	23,860	39,973
MGE Transmissão S.A	127,583	—	—	—	—	—	11,593	—	139,176
Transenergia Renovável S.A	124,031	—	—	—	—	(15,713)	8,153	—	116,471
Retiro Baixo Energética S.A	134,277	—	—	—	—	(3,277)	13,796	—	144,796
Triângulo Mineiro Transmissora S.A	91,698	1,406	—	—	—	—	19,761	—	112,865
Vale do São Bartolomeu S.A	51,173	4,926	—	—	(1)	—	4,207	—	60,305
Lajeado Energia S.A	79,923	—	(67)	—	4,838	(78,566)	61,102	—	67,230
CEB Lajeado S.A	52,804	—	(18)	—	—	(17,232)	27,493	—	63,047
Paulista Lajeado S.A	30,241	—	—	—	—	(7,259)	6,985	—	29,967
Outros	2,647,487	(132,841)	(77,231)	114,005	(79,067)	(381,941)	545,569	45,512	2,681,493
Total de Investimentos	26,479,458	343,643	(87,419)	451,205	(661,517)	(1,143,084)	1,245,626	328,353	26,956,264

19.4 - Summary of information on the main joint ventures and associates

	12/31/2021
	Percentage of	Current	Non-current	Total	Current	Non-current	Net	Total	Net operating	Net
Balance Sheet	participation	assets	assets	Assets	Liabilities	Liabilities	worth	liabilities	revenue	Profit / (Loss)
Jointly controlled companies
Norte Energia S.A - NESA	49.98%	1,489,913	41,641,146	43,131,059	1,678,941	28,705,845	12,746,273	43,131,059	4,836,435	(432,814)
Energia Sustentável do Brasil S.A. - ESBR	40.00%	567,089	19,816,570	20,383,659	730,876	10,639,673	9,013,110	20,383,659	2,783,506	(193,955)
Belo Monte Transmissora de Energia SPE S.A	49.50%	1,073,113	7,438,788	8,511,901	546,168	4,098,559	3,867,174	8,511,901	896,974	326,221
Interligação Elétrica do Madeira S.A. – IE Madeira	49.50%	928,778	6,088,383	7,017,161	610,022	2,896,130	3,511,009	7,017,161	920,715	546,746
Teles Pires Participações S.A. - TPP	49.72%	207,346	4,706,886	4,914,232	293,823	3,005,205	1,615,204	4,914,232	833,258	9,487
Madeira Energia S.A. - mesa	43.00%	927,739	23,286,096	24,213,835	2,309,383	20,412,415	1,492,037	24,213,835	3,757,969	(12,386)
Companhia Energética Sinop S.A. - SINOP	49.00%	192,906	2,785,496	2,978,402	93,089	1,448,258	1,437,055	2,978,402	279,338	(142,665)
Empresa de Energia São Manoel S.A.	33.00%	236,782	3,596,547	3,833,329	191,359	1,824,900	1,817,070	3,833,329	334,337	(73,793)
Mata de Santa Genebra Transmissora S.A.	50.00%	710,119	2,758,854	3,468,973	123,884	1,925,948	1,419,141	3,468,973	426,573	126,094
Chapecoense Geração S.A.	40.00%	491,037	2,760,867	3,251,904	441,471	1,674,787	1,135,646	3,251,904	1,068,277	435,951
Interligação Elétrica Garanhuns S.A. – IE Garanhuns	49.00%	136,381	1,099,741	1,236,122	79,764	313,284	843,074	1,236,122	185,026	132,028
Enerpeixe S.A.	40.00%	136,118	1,730,856	1,866,974	210,085	991,116	665,773	1,866,974	421,390	(2,817)

Affiliates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	35.08%	3,747,849	25,228,890	28,976,739	1,229,194	12,954,810	14,792,735	28,976,739	5,534,129	3,037,808

	12/31/2020
	Percentage								Net
	of	Current	Non-current		Current	Non-current			operating	Net Profit /
Balance Sheet	participation	assets	assets	Total Assets	Liabilities	Liabilities	Net worth	Total 1iabilities	revenue	(Loss)
Jointly controlled companies
Norte Energia S.A - NESA	49.98%	1,796,877	42,691,891	44,488,768	1,957,228	29,357,442	13,174,098	44,488,768	4,402,647	(860,393)
Energia Sustentável do Brasil S.A. - ESBR	40.00%	989,250	20,088,832	21,078,082	978,648	10,892,330	9,207,104	21,078,082	2,676,045	(309,195)
Belo Monte Transmissora de Energia SPE S.A - BMTE	49.00%	963,497	7,198,219	8,161,716	500,544	4,047,209	3,613,963	8,161,716	833,619	294,278
Interligação Elétrica do Madeira S.A. – IE Madeira	49.00%	868,642	5,789,039	6,657,681	382,701	3,031,839	3,243,141	6,657,681	595,799	49,125
Teles Pires Participações S.A. - TPP	49.72%	274,020	4,918,375	5,192,395	316,956	3,347,957	1,527,482	5,192,395	792,973	(72,291)
Madeira Energia S.A. - MESA	43.00%	945,143	21,369,986	22,315,129	1,149,935	18,906,101	2,259,093	22,315,129	3,200,238	(1,445,667)
Companhia Energética Sinop S.A. - SINOP	49.00%	258,879	2,702,367	2,961,246	87,748	1,437,924	1,435,574	2,961,246	269,647	(105,647)
Empresa de Energia São Manoel S.A.	33.00%	193,508	3,723,477	3,916,985	210,909	1,815,213	1,890,863	3,916,985	360,656	(80,474)
Mata de Santa Genebra Transmissora S.A.	50.00%	366,390	2,565,115	2,931,505	158,351	1,452,934	1,320,220	2,931,505	364,070	96,994
Chapecoense Geração S.A.	40.00%	265,107	2,624,982	2,890,089	371,413	1,584,327	934,349	2,890,089	935,862	280,465
Interligação Elétrica Garanhuns S.A. – IE Garanhuns	49.00%	113,222	1,008,012	1,121,234	71,093	309,438	740,703	1,121,234	114,343	75,331
Enerpeixe S.A.	40.00%	476,575	1,758,817	2,235,392	793,861	777,254	664,277	2,235,392	303,132	116,532

Affiliates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	36.05%	5,507,858	19,084,500	24,592,358	1,372,497	9,094,419	14,125,442	24,592,358	3,696,428	3,382,650

19.5 - Market value of associates that are quoted on the stock exchange (B3)

		Fair value (a)
Publicly traded companies	Participation	12/31/2021	12/31/2020
Valued using the equity method
Companhia de Transmissão de Energia Elétrica Paulista S.A - CTEEP	35.80%	5,775,156	6,521,147
Equatorial Maranhão Distribuidora de Energia S.A.	33.55%	2,238,434	2,624,872
State Electric Power Generation and Transmission Company - CEEE-GT	32.66%	—	1,634,744
State Electric Power Transmission Company - CEEE-T	32.65%	1,180,812	—
Empresa Metropolitana de Águas de Energia S.A. – EMAE	40.44%	1,095,497	1,087,136
State Electricity Distribution Company - CEEE-D	4.62%	152,108	316,343

(a)	Based on the share price on the base date.

In March 2020, the Management of CEEE-GT received a notification from the State of Rio Grande do Sul referring to the intention to initiate the process of partial split of the then denominated Company, segregating the segments of Generation and Transmission. In April 2021, the condition precedent was fulfilled with the respective efficacy of split.

19.6 – Net Working Capital of Subsidiaries and Affiliates

Subsidiaries

a)

Eletronuclear - Its main objective is the construction and operation of nuclear power plants and engineering and related services in the state of Rio de Janeiro. On December 31, 2021, the subsidiary had positive net working capital of R$ 17,957 (negative R$ 512,826 on December 31, 2020).

Affiliates

b)

The Company also holds stakes, through its subsidiaries, in the SPEs Madeira Energia S.A., Norte Energia S.A., Teles Pires Participações S.A., Enerpeixe S.A., and Energia Sustentável do Brasil S.A., which presented on December 31, 2021 negative net working capital of R$ 1,381,644, R$ 189,028, R$ 86,477, R$ 73,967, and R$ 163,787, respectively (negative R$ 204,792, R$ 160,351, R$ 42,936, and R$ 317,286, and positive R$ 10,544, respectively, on December 31, 2020). Additionally, provisions were considered for cases in which the Company has a legal obligation in investees that have an investment reduced to zero.

Accounting Policy

The Company evaluates its investments through the cost method when it does not have significant influence, and through the equity method when it has the power to influence the decisions of its investees.

In the cost method, initially, the recognition is made through the cost, evaluated by its fair value and in cases of receipt of dividends, it is then recorded directly on the revenue sheet. In the equity method, initially the recognition is made by cost, updated yearly according to the investee’s owner equity proportionally to Eletrobras’ percentage, and in the case of the receipt of dividends, it is credited on the asset on the investment account.

The consolidated financial statements cover information from Eletrobras and its subsidiaries, jointly controlled operations and consolidated structured entities.

The subsidiaries and controlled companies are consolidated from the date on which control is obtained until the date on which this control ceases to exist, using accounting practices consistent with those adopted by the Company. The transactions and balances between group companies, including unrealized profit from these transactions, are eliminated in the consolidation process.

Control is obtained when Eletrobras holds:

i.	Power over the investee;
ii.	Exposure to or rights over variable returns resulting from its involvement with the investee; and
iii.	The capacity to utilize its power over the investee to affect the value of its returns.